RELATED PARTY TRANSACTIONS (Details 7) - Executive	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Directors [Member]
Disclosure of transactions between related parties [line items]
Number of executives	11	11
Chief Executive Officers at Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Number of executives	7	10	1	1
Corporative Manager [Member]
Disclosure of transactions between related parties [line items]
Number of executives	11	9	8	8
Area manager [Member]
Disclosure of transactions between related parties [line items]
Number of executives	94	102	3	3
Deputy Managers [Member]
Disclosure of transactions between related parties [line items]
Number of executives	155	149
Vice President [Member]
Disclosure of transactions between related parties [line items]
Number of executives	2	2